Right-Of-Use Assets and Lease Liabilities (Schedule of Right-of-Use Assets) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year
Depreciation charge for the year	(1,201)
Adjustments	925
Balance at end of year	17,123
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,537	[1]
Depreciation charge for the year	(263)	[1]
Adjustments	579	[1]
Balance at end of year	6,853	[1]
PRMS facility [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	6,866	[1]
Depreciation charge for the year	(451)	[1]
Adjustments	91	[1]
Balance at end of year	6,506	[1]
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	3,573
Depreciation charge for the year	(487)
Adjustments	219
Balance at end of year	3,305
Others [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of year	423
Depreciation charge for the year
Adjustments	36
Balance at end of year	$ 459

[1]	Beginning balance includes reclassification from Property, Plant and Equipment, Net. Refer to Note 14 for further details.